Biological assets - Significant Unobservable Inputs (Details)	12 Months Ended
	Dec. 31, 2019 ton / hectare $ / ton kilogram / ton $ / hectare	Dec. 31, 2018 ton / hectare $ / ton kilogram / ton $ / hectare
Sown land – sugarcane | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	60	60
TRS value | kilogram / ton	120	120
Maintenance costs | $ / hectare	500	500
Harvest costs | $ / ton	9.0	9.0
Leasing costs	12	12
Sown land – sugarcane | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	100	100
TRS value | kilogram / ton	140	140
Maintenance costs | $ / hectare	700	700
Harvest costs | $ / ton	15	15
Leasing costs	14.4	14.4
Sown land – crops, wheat | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	0.95	1.2
Commercial costs	6	55
Production costs	115	140
Sown land – crops, wheat | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	4.69	5.2
Commercial costs	43	120
Production costs	574	460
Sown land – crops, corn | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	2.5	2.2
Commercial costs	2	85
Production costs	198	300
Sown land – crops, corn | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	10	9.4
Commercial costs	51	230
Production costs	859	620
Sown land – crops, soybean | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	1.19	1.1
Commercial costs	7	55
Production costs	159	260
Sown land – crops, soybean | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	3.8	4.1
Commercial costs	59	110
Production costs	679	460
Sown land – crops, sunflower | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	1.6	1.5
Commercial costs	2	45
Production costs	233	220
Sown land – crops, sunflower | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	3	2.1
Commercial costs	71	80
Production costs	641	360
Sown land – rice | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	6.5	6
Commercial costs | $ / hectare	8	11
Production costs | $ / hectare	750	830
Sown land – rice | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	7.5	7.4
Commercial costs | $ / hectare	12	14
Production costs | $ / hectare	950	1,090